Concentration Risks (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Institutions	Dec. 31, 2024 USD ($) Institutions	Dec. 31, 2023 USD ($)
Concentration Risk [Line Items]
Revenues	$ 584,333,000	$ 598,399,000	$ 600,672,000
TLBB PC [Member]
Concentration Risk [Line Items]
Revenues	306,900,000
Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Revenues	$ 41,400,000
Customer Risk [Member] | Total revenues [Member]
Concentration Risk [Line Items]
Description of concentration risk for operation risk	For the years ended December 31, 2025, 2024 and 2023, there were no revenues from customers that individually represent greater than 10% of the total marketing services revenues.	For the years ended December 31, 2025, 2024 and 2023, there were no revenues from customers that individually represent greater than 10% of the total marketing services revenues.	For the years ended December 31, 2025, 2024 and 2023, there were no revenues from customers that individually represent greater than 10% of the total marketing services revenues.
Customer Risk [Member] | Marketing Services Revenue [Member]
Concentration Risk [Line Items]
Revenues from customers that individually represent greater than 10% of total online advertising revenues	$ 0	$ 0	$ 0
Product Risk [Member] | Total revenues [Member] | TLBB PC [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	53.00%
Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	7.00%
Product Risk [Member] | Total revenues [Member] | Changyou [Member] | TLBB PC [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	60.00%
Product Risk [Member] | Total revenues [Member] | Changyou [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	8.00%
Product Risk [Member] | Online game revenues [Member] | Changyou [Member] | TLBB PC [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	61.00%
Product Risk [Member] | Online game revenues [Member] | Changyou [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	8.00%
Credit Risk [Member] | Cash and Cash Equivalents, Short-term Investments, and Long-term Time Deposits [Member] | CHINA
Concentration Risk [Line Items]
Percentage of concentration risk	59.00%	58.00%
Number of financial institutions cash and cash equivalents and short-term investment concentrated held in | Institutions	15	15
Credit Risk [Member] | Total Cash [Member]
Concentration Risk [Line Items]
Maximum percentage of Sohu's cash and bank deposits in any single financial institution	34.00%	34.00%